SEI Exchange Traded Funds

Statement of Certification

Pursuant to Rule 497(j)

SEI Exchange Traded Funds (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus/Information Statement and Statement of Additional Information dated April 8, 2026 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (File No. 333-294155), which was filed electronically on April 8, 2026 (Accession No. 0001104659-26-041016).

SEI Exchange Traded Funds

By:	/s/ Katherine Mason
Katherine Mason

Title:	Vice President and Assistant Secretary

Date:	April 13, 2026